Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	TOTAL SYSTEM SERVICES INC
Entity Central Index Key	0000721683
Document Type	10-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		176,915,530
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 9,575,381,000
Trading Symbol	tss
Entity Emerging Growth Company	false
Entity Small Business	false